Related Party Transactions - Schedule of Dues Payables to Related Party (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Drydocking supervision fee	$ 128	$ 97
KNOT [Member]
Related Party Transaction [Line Items]
Drydocking supervision fee	$ 128	89
KOAS [Member]
Related Party Transaction [Line Items]
Drydocking supervision fee		$ 8